NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2017
Disclosure of general information about financial statements [Abstract]
NATURE OF OPERATIONS
NATURE OF OPERATIONS

Yamana Gold Inc. and subsidiaries (the “Company” or “Yamana”) is a Canadian-based gold producer with significant gold production, gold development stage properties, exploration properties, and land positions throughout the Americas including in Canada, Brazil, Chile and Argentina.  Yamana plans to continue to build on this base through existing operating mine expansions and optimization initiatives, development of new mines, the advancement of its exploration properties and, at times, by targeting other gold consolidation opportunities with a primary focus in the Americas.

The address of the Company’s registered office is 200 Bay Street, Suite 2200, Royal Bank Plaza North Tower Toronto, Ontario, Canada, M5J 2J3. The Company is listed on the Toronto Stock Exchange (Symbol: YRI) and The New York Stock Exchange (Symbol: AUY).

The consolidated financial statements of the Company as at and for the years ended December 31, 2017 and December 31, 2016 are comprised of the Company, its subsidiaries and its joint operation of the Canadian Malartic mine ("Canadian Malartic") ("Consolidated Financial Statements").